Inventories - Disclosure of detailed information about inventories (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Stockpile	$ 27,115	$ 25,669
In-process	2,055	4,353
Finished	11,496	4,897
Materials and supplies	9,132	5,284
Total current inventories	$ 49,798	$ 40,203